UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
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          Orange, CT 06477
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Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Zielinski
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
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Phone:    (203) 891-8377
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Michael Zielinski                   Orange, CT               1-13-2012
----------------------------------  -------------------------------   ----------
           [Signature]                      [City, State]                [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 56
                                        -------------------

Form 13F Information Table Value Total: $39,199
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-December-2011

                                Title of             Value       Shares/     Sh/  Put/  Investment   Other
Name of Issuer                  class     CUSIP      (x$1000)    Prn Amt     Prn  Call  Discretion  Managers  Sole    Shared  None
------------------------------  --------  ---------  --------    ----------  ---  ----  ----------  --------  ------- ------  ----
ADVANCED AUTO PARTS INC          CS       00751Y106      337.00    4,844.00   SH         Sole                   1791    0       3053
ALASKA AIR GROUP INC             CS       011659109      349.00    4,654.00   SH         Sole                   1719    0       2935
AMERIGROUP CORP                  CS       03073T102      301.00    5,092.00   SH         Sole                   1869    0       3223
AMPHENOL CORP NEW                CS       032095101      298.00    6,566.00   SH         Sole                   2422    0       4144
AMTRUST FINANCIAL SERVICES I     CS       032359309      300.00   12,620.00   SH         Sole                   4678    0       7942
ANALOG DEVICES INC               CS       032654105      297.00    8,312.00   SH         Sole                   3050    0       5262
ANN INC                          CS       035623107      291.00   11,744.00   SH         Sole                   4326    0       7418
APOLLO GROUP INC                 CS       037604105      349.00    6,477.00   SH         Sole                   2393    0       4084
ASTRAZENECA PLC                  ADR      046353108      300.00    6,479.00   SH         Sole                   2388    0       4091
BIG LOTS INC                     CS       089302103      308.00    8,147.00   SH         Sole                   3018    0       5129
BLOCK H AND R INC                CS       093671105      321.00   19,631.00   SH         Sole                   7284    0      12347
BRIDGEPOINT ED INC               CS       10807M105      297.00   12,896.00   SH         Sole                   4765    0       8131
BRINKER INTL INC                 CS       109641100      315.00   11,784.00   SH         Sole                   4318    0       7466
BUCKEYE TECHNOLOGIES INC         CS       118255108      364.00   10,884.00   SH         Sole                   4015    0       6869
CAMPBELL SOUP CO                 CS       134429109      300.00    9,016.00   SH         Sole                   3322    0       5694
COCA COLA CO                     CS       191216100      302.00    4,310.00   SH         Sole                   1579    0       2731
CONAGRA FOODS INC                CS       205887102      317.00   12,018.00   SH         Sole                   4463    0       7555
CREDICORP LTD                    CS       G2519Y108      305.00    2,787.00   SH         Sole                   1034    0       1753
DELUXE CORP                      CS       248019101      296.00   13,005.00   SH         Sole                   4786    0       8219
DOMTAR CORP                      CS       257559203      297.00    3,717.00   SH         Sole                   1366    0       2351
DOVER CORP                       CS       260003108      299.00    5,158.00   SH         Sole                   1893    0       3265
ENTEGRIS INC                     CS       29362U104      297.00   34,048.00   SH         Sole                  12546    0      21502
EXXON MOBIL CORP                 CS       30231G102      323.00    3,808.00   SH         Sole                   1410    0       2398
GENERAL DYNAMICS CORP            CS       369550108      299.00    4,508.00   SH         Sole                   1662    0       2846
HILLENBRAND INC                  CS       431571108      296.00   13,243.00   SH         Sole                   4882    0       8361
INNOPHOS HOLDINGS INC            CS       45774N108      293.00    6,033.00   SH         Sole                   2220    0       3813
INTERCONTINENTAL HTLS GRP PL     ADR      45857P301      299.00   16,634.00   SH         Sole                   6132    0      10502
INTL PAPER CO                    CS       460146103      319.00   10,767.00   SH         Sole                   3986    0       6781
ISHARES TR LEHMAN 3-7 YR         ETF      464288661    2,549.00   20,888.00   SH         Sole                     36    0      20852
ISHARES TR LEHMAN INTER G        ETF      464288612    2,550.00   22,916.00   SH         Sole                     38    0      22878
KLA-TENCOR CORP                  CS       482480100      332.00    6,885.00   SH         Sole                   2546    0       4339
LINCARE HLDGS INC                CS       532791100      308.00   11,966.00   SH         Sole                   4400    0       7566
LOCKHEED MARTIN CORP             CS       539830109      321.00    3,964.00   SH         Sole                   1467    0       2497
MATTEL INC                       CS       577081102      305.00   10,985.00   SH         Sole                   4068    0       6917
MEDICINES CO                     CS       584688105      304.00   16,310.00   SH         Sole                   6053    0      10257
NEWMARKET CORP                   CS       651587107      347.00    1,750.00   SH         Sole                    646    0       1104
NOVELLUS SYS INC                 CS       670008101      333.00    8,075.00   SH         Sole                   2964    0       5111
PIER 1 IMPORTS INC               CS       720279108      364.00   26,118.00   SH         Sole                   9648    0      16470
POWERSHARES DB CMDTY IDX TRA U   ETF      73935S105    4,684.00  174,516.00   SH         Sole                   2948    0     171568
PPG INDS INC                     CS       693506107      305.00    3,652.00   SH         Sole                   1347    0       2305
ROCKWELL COLLINS INC             CS       774341101      296.00    5,343.00   SH         Sole                   1958    0       3385
ROGERS COMMUNICATIONS INC        CS       775109200      306.00    7,937.00   SH         Sole                   2911    0       5026
SANDISK CORP                     CS       80004C101      306.00    6,216.00   SH         Sole                   2297    0       3919
SELECT SECTOR SPDR TR SBI INT-   ETF      81369Y506    2,580.00   37,317.00   SH         Sole                    241    0      37076
SPDR LEHMAN HIGH YIELD BOND ET   ETF      78464A417      986.00   25,656.00   SH         Sole                     43    0      25613
SPDR TR UNIT SER 1               ETF      78462F103    5,709.00   45,494.00   SH         Sole                   5611    0      39883
SUNOCO LOGISTICS PRTNRS L P      CS       86764L108      378.00    9,604.00   SH         Sole                   3549    0       6055
TELEDYNE TECHNOLOGIES INC        CS       879360105      305.00    5,563.00   SH         Sole                   2051    0       3512
TERRA NITROGEN CO L P            CS       881005201      305.00    1,814.00   SH         Sole                    668    0       1146
UNITEDHEALTH GROUP INC           CS       91324P102      301.00    5,930.00   SH         Sole                   2169    0       3761
VALUECLICK INC                   CS       92046N102      300.00   18,388.00   SH         Sole                   6774    0      11614
VANGUARD BD INDEX FD INC TOTAL   ETF      921937835    2,548.00   30,498.00   SH         Sole                     51    0      30447
VANGUARD SCOTTSDALE FDS INT-TE   ETF      92206C870    2,572.00   31,229.00   SH         Sole                     53    0      31176
WELLCARE GROUP INC               CS       94946T106      339.00    6,466.00   SH         Sole                   2389    0       4077
WESTERN UN CO                    CS       959802109      297.00   16,275.00   SH         Sole                   5987    0      10288
XILINX INC                       CS       983919101      300.00    9,352.00   SH         Sole                   3482    0       5870
REPORT SUMMARY: 56 DATA RECORDS                       39,199.00        0.00   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.